Net Loss per Share - Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended					6 Months Ended	9 Months Ended
	Jun. 30, 2024	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Sep. 30, 2025
Class of Stock [Line Items]
Loss Allocation, Basic		$ (19,088)			$ (16,277)	$ (16,867)		$ (73,394)
Net loss, Basic	$ (590)	(25,175)	$ (32,134)	$ (38,169)	(16,277)	(16,867)	$ (46,979)	(95,478)
Loss Allocation, Diluted		(19,088)			(16,277)	(16,867)		(73,394)
Net loss, Diluted		$ (25,175)			$ (16,277)	$ (16,867)	$ (46,979)	$ (95,478)
Weighted Average Shares Outstanding, Basic		39,584,489			3,155,500	3,155,500	3,155,500	23,816,586
Weighted Average Shares Outstanding, Diluted		39,584,489			3,155,500	3,155,500	3,155,500	23,816,586
Loss Per Share - Basic		$ (0.48)			$ (5.16)	$ (5.35)	$ (14.89)	$ (3.08)
Loss Per Share - Diluted		$ (0.48)			$ (5.16)	$ (5.35)	$ (14.89)	$ (3.08)
Series A Preferred Stock
Class of Stock [Line Items]
Loss Allocation, Basic		$ (6,087)						$ (22,084)
Loss Allocation, Diluted		$ (6,087)						$ (22,084)
Weighted Average Shares Outstanding, Basic		12,622						7,166
Weighted Average Shares Outstanding, Diluted		12,622						7,166
Loss Per Share - Basic		$ (482.25)						$ (3,081.78)
Loss Per Share - Diluted		$ (482.25)						$ (3,081.78)